Goodwill and Intangible Assets (Narrative) (Detail) $ in Thousands			3 Months Ended			9 Months Ended		12 Months Ended
	Jul. 01, 2017 USD ($)	Jul. 01, 2016	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2018 USD ($) Unit Segment	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Unit Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit						4		4
NumberOfReportingUnits | Segment						3		3
Goodwill	$ 42,800		$ 264,826		$ 312,541	$ 264,826		$ 264,826	$ 312,541	$ 682,810
Intangible assets	$ 12,000
Impairment charges			0	$ 4,402		0	$ 4,402	4,402	373,661	0
Percentage of Fair Value of Reporting Unit Exceeding its Carrying Value		8.40%
Accumulated goodwill impairment			376,483			376,483		376,483
Finite-lived intangible assets			44,276		65,549	44,276		49,648	65,549
Amortization of Intangible Assets			1,800	$ 2,000		$ 5,400	$ 6,100	$ 9,200	8,600	8,400
Non-Cash Impairment Charges									1,600
Customer Relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets						5 years		5 years
Customer Relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Period of amortization of intangible assets						12 years		12 years
TES
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit						1		1
Goodwill			92,926		93,396	$ 92,926		$ 92,926	93,396	223,992
Accumulated goodwill impairment			132,408			132,408		132,408
Finite-lived intangible assets			33,145		40,998	$ 33,145		$ 36,538	40,998
LTL
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit						1		1
Goodwill			0		0	$ 0		$ 0	0	197,312
Accumulated goodwill impairment			197,312			197,312		197,312
Finite-lived intangible assets			614		275	$ 614		750	275
Ascent
Finite-Lived Intangible Assets [Line Items]
Number of reporting units | Unit						2
Goodwill			171,900		219,145	$ 171,900		171,900	219,145	261,506
Accumulated goodwill impairment			46,763			46,763		46,763
Finite-lived intangible assets			10,517		24,276	10,517		12,360	24,276
Operating Segments | TES
Finite-Lived Intangible Assets [Line Items]
Impairment charges					132,400				133,988
Operating Segments | LTL
Finite-Lived Intangible Assets [Line Items]
Impairment charges					197,300				197,312
Operating Segments | Ascent
Finite-Lived Intangible Assets [Line Items]
Impairment charges					42,400			4,402	42,361
Adjustments | TES
Finite-Lived Intangible Assets [Line Items]
Accumulated goodwill impairment			25,100			25,100		25,100
Finite-lived intangible assets			300		400	300		300	400
Adjustments | TES And Ascent
Finite-Lived Intangible Assets [Line Items]
Goodwill			$ 5,800		$ 5,800	$ 5,800		$ 5,800	$ 5,800	$ 30,900